Short-Term Investment (Tables)	12 Months Ended
Aug. 31, 2025
Short-Term Investment [Abstract]
Schedule of Short-Term Investment
	As of August 31,
	2025	2024
Equity investment with readily determinable fair value	$316,689	$—